Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 6.6%
Interactive Media & Services 4.9%
Facebook, Inc. "A"*	20,953	7,111,238
Media 1.7%
Fox Corp. "A"	50,791	2,037,227
ViacomCBS, Inc. "B"	9,121	360,371
		2,397,598
Consumer Discretionary 10.5%
Distributors 0.3%
Genuine Parts Co.	3,644	441,762
Hotels, Restaurants & Leisure 0.6%
Boyd Gaming Corp.*	13,167	832,945
Household Durables 1.3%
D.R. Horton, Inc.	22,094	1,855,233
Internet & Direct Marketing Retail 1.3%
eBay, Inc.	27,139	1,890,774
Multiline Retail 2.4%
Dollar General Corp.	16,516	3,503,704
Specialty Retail 4.4%
Advance Auto Parts, Inc.	1,813	378,717
AutoNation, Inc.*	4,397	535,379
AutoZone, Inc.*	1,701	2,888,281
Bath & Body Works, Inc.	6,364	401,123
Lowe's Companies, Inc.	10,113	2,051,523
		6,255,023
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	8,884	328,886
Consumer Staples 9.6%
Beverages 0.9%
Constellation Brands, Inc. "A"	6,306	1,328,611
Food & Staples Retailing 2.0%
Kroger Co.	70,396	2,846,111
Food Products 2.8%
J M Smucker Co.	22,090	2,651,463
Tyson Foods, Inc. "A"	16,644	1,313,877
		3,965,340

Tobacco 3.9%
Altria Group, Inc.	40,606	1,848,385
Philip Morris International, Inc.	39,434	3,737,949
		5,586,334
Energy 1.1%
Oil, Gas & Consumable Fuels
ONEOK, Inc.	7,391	428,604
Pioneer Natural Resources Co.	4,375	728,481
Williams Companies, Inc.	15,548	403,315
		1,560,400
Financials 11.0%
Banks 5.8%
Bank of America Corp.	41,546	1,763,628
JPMorgan Chase & Co.	16,360	2,677,968
SVB Financial Group*	2,169	1,403,083
U.S. Bancorp.	41,836	2,486,732
		8,331,411
Capital Markets 3.9%
Bank of New York Mellon Corp.	54,211	2,810,298
Northern Trust Corp.	6,818	735,048
State Street Corp.	24,483	2,074,200
		5,619,546
Consumer Finance 1.3%
Capital One Financial Corp.	7,388	1,196,634
Discover Financial Services	5,056	621,130
		1,817,764
Health Care 20.5%
Biotechnology 4.9%
AbbVie, Inc.	31,902	3,441,269
Amgen, Inc.	13,419	2,853,550
Biogen, Inc.*	2,753	779,072
		7,073,891
Health Care Providers & Services 6.3%
Cardinal Health, Inc.	32,236	1,594,393
HCA Healthcare, Inc.	6,227	1,511,417
Laboratory Corp. of America Holdings*	8,733	2,457,816
McKesson Corp.	5,846	1,165,575
Quest Diagnostics, Inc.	13,661	1,985,080
Tenet Healthcare Corp.*	5,344	355,055
		9,069,336
Pharmaceuticals 9.3%
Bristol-Myers Squibb Co.	55,400	3,278,018
Johnson & Johnson	39,665	6,405,897
Pfizer, Inc.	85,456	3,675,463
		13,359,378
Industrials 7.1%
Aerospace & Defense 0.9%
Northrop Grumman Corp.	3,394	1,222,349

Air Freight & Logistics 3.0%
Expeditors International of Washington, Inc.	36,176	4,309,647
Industrial Conglomerates 1.6%
3M Co.	13,266	2,327,122
Machinery 0.8%
Stanley Black & Decker, Inc.	6,315	1,107,083
Professional Services 0.8%
Leidos Holdings, Inc.	8,390	806,531
ManpowerGroup, Inc.	3,452	373,782
		1,180,313
Information Technology 31.6%
Communications Equipment 2.8%
Cisco Systems, Inc.	73,106	3,979,160
Electronic Equipment, Instruments & Components 1.0%
Flex Ltd.*	20,923	369,919
Jabil, Inc.	19,215	1,121,579
		1,491,498
IT Services 6.5%
Amdocs Ltd.	43,316	3,279,454
Cognizant Technology Solutions Corp. "A"	36,728	2,725,585
International Business Machines Corp.	24,316	3,378,222
		9,383,261
Semiconductors & Semiconductor Equipment 12.6%
Applied Materials, Inc.	16,939	2,180,557
Broadcom, Inc.	9,323	4,521,002
Intel Corp.	44,156	2,352,632
KLA Corp.	3,273	1,094,851
Lam Research Corp.	1,957	1,113,827
Micron Technology, Inc.	18,915	1,342,587
Qorvo, Inc.*	7,901	1,320,968
QUALCOMM, Inc.	13,102	1,689,896
Skyworks Solutions, Inc.	10,056	1,657,028
Teradyne, Inc.	7,690	839,517
		18,112,865
Software 8.1%
Oracle Corp.	54,646	4,761,306
SS&C Technologies Holdings, Inc.	98,318	6,823,269
		11,584,575
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co. (a)	25,397	361,907
HP, Inc.	15,868	434,149
		796,056
Materials 1.3%
Chemicals 0.3%
Olin Corp.	8,168	394,106

Containers & Packaging 0.7%
Amcor PLC	52,545	608,997
Westrock Co.	7,492	373,326
		982,323
Metals & Mining 0.3%
Nucor Corp.	5,431	534,899
Total Common Stocks (Cost $133,543,980)		142,580,542

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $368,242)	368,242	368,242

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $1,020,238)	1,020,238	1,020,238

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $134,932,460)	100.3	143,969,022
Other Assets and Liabilities, Net	(0.3)	(377,617)
Net Assets	100.0	143,591,405
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
4,309,705	—	3,941,463 (d)	—	—	1,188	—	368,242	368,242
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.03% (b)
621,226	8,719,999	8,320,987	—	—	194	—	1,020,238	1,020,238
4,930,931	8,719,999	12,262,450	—	—	1,382	—	1,388,480	1,388,480
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $361,893, which is 0.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$142,580,542	$—	$—	$142,580,542
Short-Term Investments (a)	1,388,480	—	—	1,388,480
Total	$143,969,022	$—	$—	$143,969,022
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH3
R-080548-1 (1/23)